Accounting policies, Valuation of share options (Details)	12 Months Ended
	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Valuation of share options [Abstract]
Options under equity incentive plan (in shares) | shares	4,702,027
Share-based payments | £	£ 35,861,000	£ 8,162,000	£ 3,056,000